      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 26, 1999

                                                      REGISTRATION NO. 333-00009
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                       GOVERNMENT SECURITIES INCOME FUND
                    MONTHLY PAYMENT U.S. TREASURY SERIES--25
                             (LADDERED MATURITIES)
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
 UNIT INVESTMENT TRUSTS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                   TWO WORLD TRADE CENTER
                                                         101ST FLOOR
                                                     NEW YORK, NY 10048



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY         MICHAEL KOCHMANN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 11, 1999.

Check box if it is proposed that this Registration Statement shall become effective on June 4, 1999 pursuant to paragraph (b) of Rule 485. / x /

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                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              GOVERNMENT SECURITIES INCOME FUND
                              MONTHLY PAYMENT U.S. TREASURY
                              SERIES--25
                              (LADDERED MATURITIES)
                              A UNIT INVESTMENT TRUST
                              O   PORTFOLIO OF AAA-RATED U.S. TREASURY NOTES
                              O   LADDERED MATURITIES
                              O   MONTHLY INCOME DISTRIBUTIONS
                              O   U.S. TAX EXEMPT FOR MANY FOREIGN HOLDERS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
Incorporated                   The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
PaineWebber Incorporated       passed upon the adequacy of this prospectus. Any
Dean Witter Reynolds Inc.      representation to the contrary is a criminal
Prudential Securities          offense.
Incorporated                   Prospectus dated June 4, 1999.

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Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, FEBRUARY 28, 1999.


CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           5
   Monthly Income.......................................           5
   Return Figures.......................................           5
   Records and Reports..................................           5
The Risks You Face......................................           6
   Interest Rate Risk...................................           6
   Reduced Diversification Risk.........................           6
   Litigation Risk......................................           6
Selling or Exchanging Units.............................           6
   Sponsors' Secondary Market...........................           6
   Selling Units to the Trustee.........................           6
   Exchange Option......................................           7
How The Fund Works......................................           7
   Pricing..............................................           7
   Evaluations..........................................           7
   Income...............................................           8
   Expenses.............................................           8
   Portfolio Changes....................................           8
   Fund Termination.....................................           9
   Certificates.........................................           9
   Trust Indenture......................................           9
   Legal Opinion........................................          10
   Auditors.............................................          10
   Sponsors.............................................          10
   Trustee..............................................          10
   Underwriters' and Sponsors' Profits..................          11
   Public Distribution..................................          11
   Code of Ethics.......................................          11
   Year 2000 Issues.....................................          11
Taxes...................................................          11
Supplemental Information................................          13
Financial Statements....................................         D-1

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RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks current interest income, safety of capital and flexibility by investing for approximately 7 years in a fixed, laddered portfolio of U.S. Treasury notes maturing each year 2002-2006.
       2.  WHAT ARE U.S. TREASURY NOTES?
           These are directly issued by the U.S. Treasury and are similar to corporate bonds in that they pay interest semi-annually. They are issued to fund various government activities. In return, they pay a fixed rate of interest and principal at maturity.
       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 5 short-and intermediate-term U.S. Treasury notes with a current aggregate face amount of $59,325,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Fund's portfolio is not managed.
        o You will periodically receive your share of the principal received as each Treasury note matures.
        o The securities but not the Fund or the units are backed by the full faith and credit of the United States.
        o 100% of the Portfolio consists of United States government Treasury notes.



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o  Rising interest rates can reduce the price of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if securities are sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want current monthly income exempt from state and local personal income taxes in all states. You will benefit from a professionally selected and supervised portfolio of U.S. government backed securities.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements.


           DEFINING YOUR INCOME

           WHAT YOU MAY EXPECT (Payable on the 25th day each month):


           Regular Monthly Income per 1,000 units:           $    4.87
           Annual Income per 1,000 units:                    $   58.44
           RECORD DAY: 10th day of each month
           These figures are estimates on the evaluation date; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                                2.25%
           Maximum Sales Fee (Load) on new purchases (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per 1,000 Units.
           The maximum sales fee is reduced if you invest at least $1,000,000.00, as follows:



                                                     YOUR MAXIMUM
                                                        SALES FEE
                     IF YOU INVEST:                      WILL BE:
           -----------------------------------  -------------------------
           Less than $1,000,000                                  %
           $1,000,000 and over                                   %

           Maximum Exchange Fee                                  %

           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                           PER
                                                    1,000 UNITS
                                                    -----------
                                                     $    0.48
           Trustee's Fee
                                                     $    0.35
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees (including updating
           expenses)
                                                     $    0.02
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.14
           Other Operating Expenses
                                                    -----------
                                                     $    1.19
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and securities are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the securities in the Fund. The Fund may sell a security if certain adverse credit or other conditions exist.
       8.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER 1,000 UNITS           $1,032.52
           (as of February 28, 1999)
           Unit price is based on the net asset value of the Fund plus the up-front sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly. Interest on the bonds in this Fund is subject to federal income taxes for U.S. investors, but exempt from state and local personal income taxes. If you are a non-U.S. investor, your interest may be exempt from U.S. federal income taxes, including withholding taxes.
           You will also receive principal payments when the securities mature or if they are sold (when the cash available is more than $5.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.
           REINVESTMENT
           You will receive your monthly income in cash unless you choose to compound your income by reinvesting into additional units of the Fund at a reduced sales fee. Contact your broker, dealer or financial institution.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more securities from the Fund's portfolio because of redemptions or sales; or
   o a change in the Fund's expenses;

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the securities in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the securities in the Fund. It is an average of the yields to maturity of the individual securities in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each security's yield by its market value and the time remaining to the maturity date.

Yields on individual securities depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new securities are deposited in exchange or substitution for securities originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of interest received during the year.

You may request:
o copies of evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell securities. This could reduce the diversification of your investment and increase your share of Fund expenses.

LITIGATION RISK

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the securities, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select securities to be sold. Securities will be selected based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at
a maximum exchange fee of      %. You may exchange units of this Fund for units
of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current bid or offer prices for the securities or comparable bonds. In the past, the difference between bid and offer prices of U.S. Treasury securities of the type in this Fund has been about 0.10%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or certain other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last security in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of securities deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Departament, 4 New York
Plaza--6th

Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the securities. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

The Sponsors believe that individual investors will not be subject to any state or local personal income taxes on interest received by the Fund. However, you may be subject to state and local taxes on capital gains (or 'market discount'), and possibly other state and local taxes on your units. Also, you probably will not be entitled to a deduction for state and local tax purposes for your share of fees and expenses paid by the Fund, for any amortized 'bond premium' or for any interest on money borrowed to purchase your units. You should consult your tax adviser in this regard.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each security in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a security is disposed of (for example, when the Fund sells, exchanges or redeems a security or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a security when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount security, the issue price increased by original issue discount that has accrued on the security before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each security for more than one year and short-term if you held it for one year or less. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax advisor in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the securities will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are an individual who itemizes deductions, you may deduct your share of Fund expenses, but only to the extent that such amount, together with your other miscellaneous deductions, exceeds 2% of your adjusted gross income. Your ability to deduct Fund expenses will be limited further if your adjusted gross income exceeds a specified amount (for 1999, $126,600 or $63,300 for a married person filing separately).

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will not be subject to U.S. federal income tax, including withholding tax, on the interest or gain on a security issued after July 18, 1984 if you meet certain requirements, including the certification of foreign status and other matters. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

RETIREMENT PLANS

You may wish to purchase units for an Individual Retirement Account (IRA) or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from such plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans. These plans are offered by brokerage firms, including the Sponsors of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsors, Trustee and Holders
  of Government Securities Income Fund,
  Monthly Payment U.S. Treasury Series - 25 (Laddered Maturities), Defined Asset Funds:

We have audited the accompanying statement of condition of Government Securities Income Fund, Monthly Payment U.S. Treasury Series - 25 (Laddered Maturities), Defined Asset Funds, including the portfolio, as of February 28, 1999 and the related statements of operations and of changes in net assets for the years ended February 28, 1999, and 1998 and the period March 9, 1996 to February 28, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at February 28, 1999, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Government Securities Income Fund, Monthly Payment U.S. Treasury Series - 25 (Laddered Maturities), Defined Asset Funds at February 28, 1999 and the results of its operations and changes in its net assets for the above-stated periods in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

New York, N.Y.
May 18, 1999

                                       D-1


GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF FEBRUARY 28, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $57,815,418) (Note 1)                                             $61,093,633
  Accrued interest receivable                                                   341,737
  Cash - Income                                                               1,114,453
  Cash - Principal                                                              709,490
  Due from Trustee                                                               16,472
  Deferred organization costs (Note 5)                                           12,627

            Total trust property                                             63,288,412

LESS LIABILITIES:
  Accrued Sponsors' fees                                           $3,537
  Advance from Trustee                                          1,270,859
  Other liabilities (Note 5)                                       12,627
  Due to Sponsor                                                      952     1,287,975

NET ASSETS, REPRESENTED BY:
  59,931,782 units of fractional undivided interest
    outstanding (Note 3)                                       61,803,123
  Undistributed net investment income                             197,314   $62,000,437

UNIT VALUE $62,000,437/59,931,782 units)                                       $1.03452


                              See Notes to Financial Statements.




                                              D-2


GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS


                                                                                 March 9,
                                                            Years Ended           1996 to
                                                            February 28,       February 28,
                                                         1999         1998         1997

INVESTMENT INCOME:
  Interest income                                     $3,864,559   $3,911,674   $1,959,156
  Trustee's fees and expenses                            (30,998)     (40,957)     (24,239)
  Sponsors' fees                                         (21,843)     (20,589)      (8,164)
  Organizational costs                                   (23,751)     (14,027)      (6,559)

  Net investment income                                3,787,967    3,836,101    1,920,194

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on securities sold or redeemed           739,490      261,619
  Unrealized appreciation of investments                 117,434    2,877,399      283,382

  Net realized and unrealized gain on investments        856,924    3,139,018      283,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $4,644,891   $6,975,119   $2,203,576


                              See Notes to Financial Statements.






                                              D-3


GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS


                                                                                March 9,
                                                         Years Ended             1996 to
                                                         February 28,          February 28,
                                                      1999          1998          1997

OPERATIONS:
  Net investment income                          $   3,787,967   $ 3,836,101   $ 1,920,194
  Realized gain on securities sold or redeemed         739,490       261,619
  Unrealized appreciation of investments               117,434     2,877,399       283,382

  Net increase in net assets resulting
    from operations                                  4,644,891     6,975,119     2,203,576

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)            (3,797,506)  (3,827,966)   (1,839,198)

CAPITAL SHARE TRANSACTIONS:
  Issuance of 17,880,540 and 54,550,800 units,
    respectively                                                  17,613,368    52,884,663
  Redemption amounts - income                          (30,614)       (3,477)
  Redemption amounts - principal                   (11,774,066)  (1,553,658)

  Total share transactions                         (11,804,680)   16,056,233    52,884,663

NET INCREASE (DECREASE) IN NET ASSETS              (10,957,295)   19,203,386    53,249,041

NET ASSETS AT BEGINNING OF PERIOD                   72,957,732    53,754,346       505,305

NET ASSETS AT END OF PERIOD                        $62,000,437   $72,957,732   $53,754,346

PER UNIT:
  Income distributions during period                   $.05845       $.05849      $0.05388

  Net asset value at end of period                    $1.03452      $1.02151      $0.97636

TRUST UNITS REDEEMED DURING PERIOD                  11,489,358     1,515,300

TRUST UNITS OUTSTANDING AT END OF PERIOD            59,931,782    71,421,140    55,055,900


                              See Notes to Financial Statements.





                                              D-4



GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on March 9, 1996 was based upon offering side evaluations at March 7, 1996, the day prior to the Date of Deposit. Cost of securities at March 9, 1996 was also based on such offering side evaluations. The cost of securities deposited subsequent to the initial date of deposit is based on offering side evaluations at dates of purchase. Gains or losses on sales of securities are computed using the first-in, first-out method.

(b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(c)  Interest income is recorded as earned.

2.   DISTRIBUTIONS

     Net investment income is distributed to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

3.   NET CAPITAL

Cost of 59,931,782 units at Dates of Deposit                   $59,450,006
Less sales charge                                                1,337,625
Net amount applicable to Holders                                58,112,381
Redemption of units - net cost of 13,004,658 units redeemed
  less redemption amounts (principal)                             (588,582)
Realized gain on securities sold or redeemed                     1,001,109
Unrealized appreciation of investments                           3,278,215

Net capital applicable to Holders                              $61,803,123





                                    D-5



GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


4.   INCOME TAXES

     All fund items of income received, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At February 28, 1999, the cost of investment securities for Federal income tax purposes was approximately equivalent to the cost as shown in the Fund's portfolio.

5.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized over a period of five years. "Other liabilities" includes $12,627 payable to the Trustee for reimbursement of costs related to the organization of the Trust.



                                    D-6


GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

PORTFOLIO
AS OF FEBRUARY 28, 1999


       Portfolio No. and Title of             Face        Interest
               Securities                    Amount         Rate       Maturities        Cost (1)       Value(1)
1.   United States Treasury Notes          11,865,000      6.375%       08/15/02       12,043,511      12,269,157

2.   United States Treasury Notes          11,865,000      5.750        08/15/03       11,399,573      12,065,222

3.   United States Treasury Notes          11,865,000      5.875        02/15/04       11,441,187      12,169,041

4.   United States Treasury Notes          11,865,000      6.500        05/15/05       11,815,032      12,562,069

5.   United States Treasury Notes          11,865,000      5.625        02/15/06       11,116,115      12,028,144

TOTAL                                     $59,325,000                                  $57,815,418    $61,093,633


(1)  See Note 1 to Financial Statements.



                                                          D-7

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         GOVERNMENT SECURITIES INCOME FUND
Request the most recent free             MONTHLY PAYMENT U.S TREASURY SERIES--25
Information Supplement                   (LADDERED MATURITIES)
that gives more details about            (A Unit Investment Trust)
the Fund, by calling:                    ---------------------------------------
The Chase Manhattan Bank                 This Prospectus does not contain
1-800-323-1508                           complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-00009) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-2810).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      15185--6/99

                       GOVERNMENT SECURITIES INCOME FUND
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund,
        Freddie Mac Series 12, 1933 Act File No. 33-56849.

                       GOVERNMENT SECURITIES INCOME FUND
                    MONTHLY PAYMENT U.S. TREASURY SERIES--25
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, GOVERNMENT SECURITIES INCOME FUND, MONTHLY PAYMENT U.S. TREASURY SERIES--25, DEFINED ASSET FUNDS (A UNIT INVESTMENT TRUST), HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 26TH DAY OF MAY, 1999.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)